UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               ------------------

Check here if Amendment [X]; Amendment Number: 1
                                              ---
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SteelPath Fund Advisors, LLC
         ------------------------------------------------------
Address: 2100 McKinney Ave, Suite 1401
         ------------------------------------------------------
         Dallas, TX 75201
         ------------------------------------------------------

Form 13F File Number: 28-14074


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James McCain
         ------------------------------------------------------
Title:   CCO
         ------------------------------------------------------
Phone:   214-740-6054
         ------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ James McCain                     Dallas, TX                  08/13/2012
---------------------------    -----------------------        ------------------
[Signature]                         [City, State]                  [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-12829                   SteelPath Capital Management, LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                             ----------

Form 13F Information Table Entry Total:      49
                                             ----------

Form 13F Information Table Value Total:      $2,496,873
                                             ----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No.  Form 13F File Number   Name

1    28-12829               SteelPath Capital Management, LLC

[Repeat as necessary.]

SteelPath Advisors
FORM 13F
30-Jun-12


                                                                                                                   Voting Authority
                                                                                                                   ----------------
                                                                   Value    Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                     Title of class     CUSIP       (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole  Shared None
------------------------------     --------------   ---------     --------  -------  ---  ----  -------  --------  ----  ------ ----
Alliance Holdings GP LP             COM            01861G100        11332   273182   SH         Sole              273182
Alliance Resource Partners LP       COM            01877R108        14975   266837   SH         Sole              266837
American Midstream Partners LP      COM            02752P100         7374   377713   SH         Sole              377713
Atlas Pipeline Partners LP          COM            049392103          720    23091   SH         Sole               23091
Boardwalk Pipeline Partners LP      COM            096627104        40336  1459851   SH         Sole             1459851
Buckeye Partners LP                 COM            118230101       120555  2310819   SH         Sole             2310819
Chesapeake Midstream Partners       COM            16524K108        30476  1120012   SH         Sole             1120012
Compressco Partners LP              COM            20467A101         9391   757377   SH         Sole              757377
Copano Energy LLC                   COM            217202100         9786   352024   SH         Sole              352024
Crosstex Energy LP                  COM            22765U102        18027  1099235   SH         Sole             1099235
DCP Midstream Partners LP           COM            23311P100        26705   633571   SH         Sole              633571
El Paso Pipeline Partners LP        COM            283702108        95774  2833559   SH         Sole             2833559
Enbridge Energy Partners LP         COM            29250R106       129164  4197734   SH         Sole             4197734
Energy Transfer Equity LP           COM            29273V100       105833  2580046   SH         Sole             2580046
Energy Transfer Partners LP         COM            29273R109        65302  1477761   SH         Sole             1477761
Enterprise Products Partners L      COM            293792107       147756  2883606   SH         Sole             2883606
EQT Midstream Partners LP           COM            26885B100         5560   231000   SH         Sole              231000
EV Energy Partners LP               COM            26926V107         7294   144560   SH         Sole              144560
Exterran Partners LP                COM            30225N105        41001  2132114   SH         Sole             2132114
Genesis Energy LP                   COM            371927104        82863  2850462   SH         Sole             2850462
Global Partners LP                  COM            37946R109        51766  2274434   SH         Sole             2274434
Golar LNG Partners LP               COM            Y2745C102         5814   179453   SH         Sole              179453
Holly Energy Partners LP            COM            435763107       131123  2316661   SH         Sole             2316661
Inergy LP                           COM            456615103          271    14536   SH         Sole               14536
Inergy Midstream LP                 COM            45671U106        28386  1367343   SH         Sole             1367343
Kinder Morgan Energy Partners       COM            494550106        11678   148611   SH         Sole              148611
Linn Energy LLC                     COM            536020100         5210   136742   SH         Sole              136742
Magellan Midstream Partners LP      COM            559080106       100054  1416387   SH         Sole             1416387
Markwest Energy Partners LP         COM            570759100        68133  1381722   SH         Sole             1381722
Martin Midstream Partners LP        COM            573331105        30133   920383   SH         Sole              920383
Natural Resource Partners LP        COM            63900P103         3541   159706   SH         Sole              159706
Nustar Energy LP                    COM            67058H102       129307  2399455   SH         Sole             2399455
Nustar GP Holdings LLC              COM            67059L102        25323   815808   SH         Sole              815808
Oiltanking Partners LP              COM            678049107        22411   714872   SH         Sole              714872
ONEOK Inc                           COM            682680103          228     5400   SH         Sole                5400
ONEOK Partners LP                   COM            68268N103       104522  1944602   SH         Sole             1944602
Plains All American Pipeline L      COM            726503105       158391  1960045   SH         Sole             1960045
Regency Energy Partners LP          COM            75885Y107       115190  4846024   SH         Sole             4846024
Rhino Resource Partners LP          COM            76218Y103         1178    85026   SH         Sole               85026
Spectra Energy Partners LP          COM            84756N109        64598  2122854   SH         Sole             2122854
Sunoco Logistics Partners LP        COM            86764L108        91968  2535659   SH         Sole             2535659
Targa Resources Partners LP         COM            87611X105        25844   724926   SH         Sole              724926
TC Pipelines LP                     COM            87233Q108        90772  2106069   SH         Sole             2106069
Teekay LNG Partners LP              COM            Y8564M105        68043  1765064   SH         Sole             1765064
Tesoro Logisitics LP                COM            88160T107        14913   439920   SH         Sole              439920
Transmontaigne Partners LP          COM            89376V100        40382  1214127   SH         Sole             1214127
Western Gas Partners LP             COM            958254104        60583  1388553   SH         Sole             1388553
Williams Cos Inc                    COM            969457100         5413   187821   SH         Sole              187821
Williams Partners LP                COM            96950F104        71473  1368166   SH         Sole             1368166

REPORT SUMMARY                                49   DATA RECORDS   2496873